Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables	£ 2,025	£ 2,075
Prepayments and accrued income	288	310
Current tax receivable	6	15
Net finance lease receivable	4	5
Total	2,323	2,405
Gross
Trade and other receivables
Trade receivables	2,144	2,193
Loss allowance
Trade and other receivables
Trade receivables	£ (119)	£ (118)